Annual Total Returns[BarChart] - Direxion Daily Financial Bull 3X Shares - Direxion Daily Financial Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(53.37%)	85.16%	125.94%	40.58%	(8.49%)	40.63%	66.95%	(33.59%)	113.15%	(35.21%)